Trade and other payables - Schedule of carrying amount of the liabilities part of supplier financing arrangement (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Presented within trade accounts payable
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 689	€ 764
of which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 614	€ 596